UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

October 31, 2006

1.809107.102

REA-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Facilities - 0.1%
Brookdale Senior Living, Inc.	115,100	$ 5,539
HOTELS, RESTAURANTS & LEISURE - 8.7%
Hotels, Resorts & Cruise Lines - 8.7%
Starwood Hotels & Resorts Worldwide, Inc. (e)	11,603,760	693,208
REAL ESTATE INVESTMENT TRUSTS - 85.1%
REITs - Apartments - 17.6%
American Campus Communities, Inc.	266,800	7,105
Apartment Investment & Management Co. Class A (d)	2,919,645	167,354
AvalonBay Communities, Inc.	1,570,800	205,869
Equity Residential (SBI)	10,456,424	571,025
GMH Communities Trust (e)	3,847,450	53,749
United Dominion Realty Trust, Inc. (SBI) (e)	12,226,100	395,759
TOTAL REITS - APARTMENTS		1,400,861
REITs - Factory Outlets - 0.9%
Tanger Factory Outlet Centers, Inc. (e)	1,872,000	69,826
REITs - Health Care Facilities - 2.8%
Ventas, Inc. (e)	5,702,060	222,266
REITs - Hotels - 3.6%
Host Hotels & Resorts, Inc. (d)	11,397,478	262,826
Innkeepers USA Trust (SBI)	1,404,200	24,082
TOTAL REITS - HOTELS		286,908
REITs - Industrial Buildings - 17.0%
Duke Realty Corp. (e)	10,083,904	403,961
ProLogis Trust	9,740,600	616,288
Public Storage, Inc.	3,689,700	331,003
TOTAL REITS - INDUSTRIAL BUILDINGS		1,351,252
REITs - Malls - 16.4%
CBL & Associates Properties, Inc. (e)	6,036,262	263,966
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
General Growth Properties, Inc.	10,678,340	$ 554,206
Simon Property Group, Inc.	4,993,860	484,904
TOTAL REITS - MALLS		1,303,076
REITs - Management/Investment - 0.3%
Mission West Properties, Inc.	349,000	4,349
Washington (REIT) (SBI) (d)	465,000	19,600
TOTAL REITS - MANAGEMENT/INVESTMENT		23,949
REITs - Mortgage - 0.6%
HomeBanc Mortgage Corp., Georgia (e)	5,307,300	27,863
Newcastle Investment Corp.	821,370	24,370
TOTAL REITS - MORTGAGE		52,233
REITs - Office Buildings - 10.5%
Alexandria Real Estate Equities, Inc. (d)	930,300	92,751
American Financial Realty Trust (SBI)	4,985,200	58,177
BioMed Realty Trust, Inc.	1,012,500	32,633
Columbia Equity Trust, Inc.	670,400	11,504
Corporate Office Properties Trust (SBI)	574,400	27,451
Douglas Emmett, Inc. (a)	1,629,200	38,856
Equity Office Properties Trust (d)	11,110,290	472,187
Sovran Self Storage, Inc. (e)	1,770,822	104,443
TOTAL REITS - OFFICE BUILDINGS		838,002
REITs - Shopping Centers - 15.4%
Cedar Shopping Centers, Inc.	1,440,300	24,067
Developers Diversified Realty Corp.	5,126,900	312,228
Equity One, Inc.	2,217,000	55,691
Federal Realty Investment Trust (SBI)	145,000	11,622
Inland Real Estate Corp. (d)(e)	5,098,600	95,293
Kimco Realty Corp.	7,097,100	315,324
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Vornado Realty Trust	2,866,300	$ 341,806
Weingarten Realty Investors (SBI)	1,612,600	74,986
TOTAL REITS - SHOPPING CENTERS		1,231,017
TOTAL REAL ESTATE INVESTMENT TRUSTS		6,779,390
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.0%
Real Estate Management & Development - 4.0%
Capital & Regional PLC	3,109,400	76,216
Great Portland Estates PLC	905,000	10,375
Mitsubishi Estate Co. Ltd.	3,448,000	82,544
Mitsui Fudosan Co. Ltd.	2,740,000	67,469
Sumitomo Realty & Development Co. Ltd.	2,409,000	79,916
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		316,520
TOTAL COMMON STOCKS (Cost $5,362,093)		7,794,657
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.34% (b)	157,450,512	157,451
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	78,789,425	78,789
TOTAL MONEY MARKET FUNDS (Cost $236,240)		236,240
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,598,333)		8,030,897
NET OTHER ASSETS - (0.9)%		(69,377)
NET ASSETS - 100%		$ 7,961,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,502
Fidelity Securities Lending Cash Central Fund	16
Total	$ 1,518
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CBL & Associates Properties, Inc.	$ 236,035	$ 373	$ -	$ 2,758	$ 263,966
CentraCore Properties Trust	27,771	-	34,483	496	-
Columbia Equity Trust, Inc.	14,357	-	4,438	106	-
Duke Realty Corp.	351,403	25,538	728	4,480	403,961
GMH Communities Trust	46,309	2,101	137	878	53,749
HomeBanc Mortgage Corp., Georgia	32,889	9,381	-	-	27,863
Inland Real Estate Corp.	102,062	4,997	26,948	1,431	95,293
Pan Pacific Retail Properties, Inc.	163,222	-	164,168	-	-
Saxon Capital, Inc.	32,779	-	40,400	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sovran Self Storage, Inc.	$ 89,690	$ 2,042	$ -	$ 1,076	$ 104,443
Starwood Hotels & Resorts Worldwide, Inc.	555,432	69,536	13,582	-	693,208
Tanger Factory Outlet Centers, Inc.	50,926	11,029	-	636	69,826
United Dominion Realty Trust, Inc. (SBI)	340,756	4,135	4,358	3,821	395,759
Ventas, Inc.	191,368	18,764	5,491	2,098	222,266
Total	$ 2,234,999	$ 147,896	$ 294,733	$ 17,780	$ 2,330,334
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,604,505,000. Net unrealized appreciation aggregated $2,426,392,000, of which $2,441,980,000 related to appreciated investment securities and $15,588,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006